Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Propertyl, Plant, and Equipment [Table Text Block]
The following table presents nonregulated and regulated Property, plant, and equipment – net as presented on the Consolidated Balance Sheet for the years ended:

	Estimated	Depreciation
	Useful Life (1)	Rates (1)	December 31,
	(Years)	(%)	2017	2016
			(Millions)
Nonregulated:
Natural gas gathering and processing facilities (2)	5 - 40		$18,350	$19,377
Construction in progress	Not applicable		548	355
Other (2)	3 - 45		2,302	2,630
Regulated:
Natural gas transmission facilities		1.2 - 6.97	14,460	12,692
Construction in progress	Not applicable	Not applicable	1,637	1,603
Other	5 - 45	1.35 - 33.33	1,634	1,590
Total property, plant, and equipment, at cost			38,931	38,247
Accumulated depreciation and amortization			(11,019)	(10,226)
Property, plant, and equipment – net			$27,912	$28,021
_________________

(1)	Estimated useful life and depreciation rates are presented as of December 31, 2017. Depreciation rates and estimated useful lives for regulated assets are prescribed by the FERC.

(2)	The 2016 presentation has been changed to reflect $890 million of right-of-way assets previously presented in Natural gas gathering and processing facilities, now in Other.

Asset Retirement Obligation [Table Text Block]
The following table presents the significant changes to our ARO, of which $944 million and $798 million are included in Asset retirement obligations with the remaining portion in Asset retirement obligations under Current liabilities on the Consolidated Balance Sheet at December 31, 2017 and 2016, respectively.

	December 31,
	2017	2016
	(Millions)
Beginning balance	$859	$914
Liabilities incurred	34	21
Liabilities settled	(16)	(8)
Accretion expense (1)	141	69
Revisions (2)	(21)	(137)
Ending balance	$997	$859
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(1)	The increase in accretion expense for 2017 includes an adjustment associated with obligations identified from certain Transco land agreements.

(2)
Several factors are considered in the annual review process, including inflation rates, current estimates for removal cost, market risk premiums, discount rates, and the estimated remaining useful life of the assets. The 2017 revisions reflect changes in removal cost estimates and decreases in the estimated remaining useful life of certain assets and discount rates used in the annual review process. The 2016 revisions reflect changes in removal cost estimates, increases in the estimated remaining useful life of certain assets, and decreases in the inflation rate and discount rates used in the annual review process.